Investment in Unconsolidated Subsidiary (Tables)	12 Months Ended
Dec. 31, 2018
Investment in Unconsolidated Subsidiary [Abstract]
Components of the Income/Gain from the Unconsolidated Subsidiary Investment

The following table illustrates the components of the income/gain from the unconsolidated subsidiary investment recorded for the years ended December 31, 2018, 2017, and 2016.

(Dollars in thousands)

	Years Ended December 31,
Income from unconsolidated subsidiary (excluding merger-	2018	2017	2016
related adjustments)
Dividend income	$36	$61	$55
Equity income	45	106	167
Total income (excluding merger-related adjustments)	81	167	222

Merger-related adjustments for investment in unconsolidated
subsidiary
Adjustment to LCB book value at April 30, 2018	(239)	-	-
Special merger-related dividend	39	-	-
Fair value gain	415	-	-
Total merger-related adjustments	215	-	-
Total income/gain from unconsolidated subsidiary	$296	$167	$222